Geographical Information	12 Months Ended
Dec. 31, 2021
Disclosure of geographical areas [text block] [Abstract]
GEOGRAPHICAL INFORMATION

NOTE 26: GEOGRAPHICAL INFORMATION

a.	Revenues

Year ended December 31,
2021
Canada	$153,265
USA	16,226
$169,491

b.	Property, Plant And Equipment

December 31,
2021
Canada	$83,402
USA	51,672
Argentina	665
Paraguay	1,111
$136,850